Commitments and contingencies - Matters relating to the St. Croix Alumina Refining Facility (Details) - USD ($) $ in Thousands	336 Months Ended	339 Months Ended
	Dec. 31, 2016	Mar. 31, 2017
Accrual for Environmental Loss Contingencies [Abstract]
Environmental remediation expense for Hydrocarbon Recovery Plan	$ 1,085	$ 1,085